Quarterly Holdings Report
for

Fidelity® International Discovery Fund

July 31, 2020

IGI-QTLY-0920
1.804822.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
Australia - 1.2%
Bapcor Ltd.	8,521,629	$38,113
Inghams Group Ltd. (a)	9,568,503	22,696
National Storage (REIT) unit	34,547,862	44,429
Rio Tinto Ltd.	4,261	311

TOTAL AUSTRALIA		105,549

Austria - 0.8%
Erste Group Bank AG	1,632,593	36,347
Wienerberger AG	1,491,245	34,201

TOTAL AUSTRIA		70,548

Bailiwick of Jersey - 0.6%
Experian PLC	1,611,844	56,302
Belgium - 1.5%
KBC Groep NV	1,602,963	91,395
UCB SA	340,373	43,643

TOTAL BELGIUM		135,038

Canada - 1.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,154,503	40,123
Constellation Software, Inc.	69,032	81,655
Suncor Energy, Inc.	1,571,305	24,717

TOTAL CANADA		146,495

Cayman Islands - 4.3%
Akeso, Inc. (b)	6,263,000	23,645
Alibaba Group Holding Ltd.	1,938,095	60,810
Bilibili, Inc. ADR (b)	464,281	20,233
Hansoh Pharmaceutical Group Co. Ltd. (b)(c)	7,645,157	33,046
JD.com, Inc. Class A	473,324	14,706
Kangji Medical Holdings Ltd. (b)	4,036,000	13,404
Meituan Dianping Class B (b)	684,390	16,946
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	225,899	31,671
Sino Biopharmaceutical Ltd.	16,661,000	21,712
Tencent Holdings Ltd.	2,137,305	146,615

TOTAL CAYMAN ISLANDS		382,788

China - 1.0%
AVIC Jonhon OptronicTechnology Co. Ltd.	4,283,720	26,746
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (b)	223,500	2,884
Kweichow Moutai Co. Ltd. (A Shares)	101,000	24,300
Shanghai International Airport Co. Ltd. (A Shares)	1,953,800	19,028
WuXi AppTec Co. Ltd. (H Shares) (c)	876,200	13,193

TOTAL CHINA		86,151

Denmark - 2.4%
DSV A/S	389,155	53,371
Netcompany Group A/S (b)(c)	342,396	24,590
ORSTED A/S (c)	540,899	77,092
Vestas Wind Systems A/S	463,202	59,376

TOTAL DENMARK		214,429

France - 7.0%
AXA SA	3,605,759	72,345
BNP Paribas SA (b)	1,385,385	55,673
Capgemini SA	651,454	84,028
LVMH Moet Hennessy Louis Vuitton SE	254,772	110,786
Sanofi SA	1,222,718	128,382
SR Teleperformance SA	231,593	67,465
VINCI SA	787,430	67,770
Worldline SA (b)(c)	376,460	32,248

TOTAL FRANCE		618,697

Germany - 10.4%
adidas AG	248,899	68,577
Akasol AG (a)(b)(c)	261,608	12,280
Allianz SE	591,239	122,728
Deutsche Borse AG	146,171	26,619
Deutsche Post AG	2,550,036	103,506
Exasol AG	675,549	10,608
Instone Real Estate Group BV (b)(c)	983,927	25,267
Linde PLC	232,146	56,523
Nexus AG	586,367	29,217
Rheinmetall AG	282,708	26,721
SAP SE	1,282,342	202,422
Shop Apotheke Europe NV (a)(b)(c)	167,738	25,133
Siemens AG	996,845	127,034
Talanx AG	243,742	8,883
Vonovia SE	1,232,925	80,139

TOTAL GERMANY		925,657

Hong Kong - 2.0%
AIA Group Ltd.	14,114,351	127,268
Techtronic Industries Co. Ltd.	4,664,765	48,722

TOTAL HONG KONG		175,990

Hungary - 0.7%
OTP Bank PLC (b)	1,260,931	44,811
Richter Gedeon PLC	918,059	21,274

TOTAL HUNGARY		66,085

India - 3.7%
Avenue Supermarts Ltd. (b)(c)	505,358	13,919
HDFC Bank Ltd.	3,117,382	42,999
HDFC Bank Ltd. sponsored ADR	1,656,308	77,432
Housing Development Finance Corp. Ltd.	4,176,515	99,337
Reliance Industries Ltd.	1,780,200	49,117
Reliance Industries Ltd. (b)	118,680	1,865
Reliance Industries Ltd. sponsored GDR (c)	427,341	23,546
Sunteck Realty Ltd. (b)	2,762,804	6,898
TCNS Clothing Co. Ltd. (b)(c)	2,170,221	9,562

TOTAL INDIA		324,675

Indonesia - 0.4%
PT Bank Central Asia Tbk	8,834,614	18,924
PT Bank Rakyat Indonesia Tbk	61,468,939	13,352

TOTAL INDONESIA		32,276

Ireland - 1.9%
Cairn Homes PLC	25,869,542	26,481
CRH PLC	1,846,013	67,211
Dalata Hotel Group PLC	5,152,791	15,812
DCC PLC (United Kingdom)	219,418	19,623
Kerry Group PLC Class A	292,791	38,628

TOTAL IRELAND		167,755

Israel - 0.1%
Maytronics Ltd.	356,368	5,441
Italy - 1.0%
GVS SpA (c)	645,460	8,417
Recordati SpA	1,224,545	65,257
Reply SpA	200,026	18,261

TOTAL ITALY		91,935

Japan - 14.1%
Astellas Pharma, Inc.	3,258,628	50,828
Daiichi Sankyo Kabushiki Kaisha	840,957	74,413
Fanuc Corp.	491,267	82,888
GMO Payment Gateway, Inc.	225,896	23,474
Hoya Corp.	905,113	89,096
Kao Corp.	484,570	35,153
Kenedix, Inc.	4,644,043	21,102
Keyence Corp.	259,773	108,518
Lasertec Corp.	477,083	41,464
Lifenet Insurance Co. (b)	1,188,358	14,426
Minebea Mitsumi, Inc.	3,275,512	53,716
Misumi Group, Inc.	1,012,204	23,848
Mitsubishi UFJ Financial Group, Inc.	6,165,627	23,105
Nintendo Co. Ltd.	125,673	55,272
Oracle Corp. Japan	397,574	47,624
ORIX Corp.	6,832,429	73,894
Persol Holdings Co., Ltd.	1,538,638	19,448
Recruit Holdings Co. Ltd.	1,242,798	38,770
Relo Group, Inc.	2,591,016	44,744
Shiseido Co. Ltd.	347,691	19,372
SMC Corp.	76,632	39,867
SoftBank Group Corp.	995,430	62,785
Sony Corp.	1,331,525	103,453
THK Co. Ltd.	996,819	23,137
Yahoo! Japan Corp.	7,657,502	40,721
Zozo, Inc.	1,462,706	39,520

TOTAL JAPAN		1,250,638

Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	1,803,440	87,317
Luxembourg - 0.6%
Eurofins Scientific SA	84,610	54,996
Malta - 0.2%
Kambi Group PLC (b)	613,699	14,748
Netherlands - 3.3%
Airbus Group NV	498,615	36,497
ASML Holding NV (Netherlands)	408,248	145,148
Basic-Fit NV (b)(c)	299,689	7,713
JDE Peet's BV	600,677	26,711
NXP Semiconductors NV	513,361	60,335
RHI Magnesita NV	448,567	14,233

TOTAL NETHERLANDS		290,637

New Zealand - 1.0%
EBOS Group Ltd.	2,610,030	37,735
Ryman Healthcare Group Ltd.	5,997,801	52,904

TOTAL NEW ZEALAND		90,639

Norway - 1.4%
Adevinta ASA Class B (b)	2,155,194	34,760
Equinor ASA	2,371,831	34,997
Schibsted ASA (A Shares)	1,484,448	53,967

TOTAL NORWAY		123,724

Poland - 0.4%
CD Projekt RED SA (b)	367,263	39,419
South Africa - 0.6%
Clicks Group Ltd.	798,203	10,659
Naspers Ltd. Class N	215,720	39,251

TOTAL SOUTH AFRICA		49,910

Spain - 1.7%
Amadeus IT Holding SA Class A	743,823	37,143
Cellnex Telecom SA (a)(c)	1,333,712	83,611
Cellnex Telecom SA rights 8/7/20 (a)(b)	1,333,712	5,577
Euskaltel, S.A. (c)	2,766,471	25,940

TOTAL SPAIN		152,271

Sweden - 4.3%
ASSA ABLOY AB (B Shares)	1,893,696	41,806
EQT AB	1,150,572	26,863
Ericsson (B Shares)	8,654,381	100,694
Indutrade AB (b)	1,837,417	92,663
Securitas AB (B Shares)	3,340,957	49,675
Stillfront Group AB (b)	301,188	29,192
Svenska Handelsbanken AB (A Shares) (b)	4,561,104	43,013

TOTAL SWEDEN		383,906

Switzerland - 11.7%
Lonza Group AG	150,572	94,158
Nestle SA (Reg. S)	2,897,432	344,567
Partners Group Holding AG	82,558	79,547
Roche Holding AG (participation certificate)	764,244	264,701
Schindler Holding AG (participation certificate)	146,982	37,045
Sika AG	477,810	104,752
Swiss Re Ltd.	1,181,221	93,209
Zur Rose Group AG (b)	88,867	24,535

TOTAL SWITZERLAND		1,042,514

Taiwan - 1.0%
MediaTek, Inc.	1,546,000	36,910
Taiwan Semiconductor Manufacturing Co. Ltd.	3,695,000	53,652

TOTAL TAIWAN		90,562

Thailand - 0.3%
Thai Beverage PCL	49,892,244	23,400
United Kingdom - 13.2%
Anglo American PLC (United Kingdom)	2,113,078	51,730
AstraZeneca PLC (United Kingdom)	1,681,966	185,823
Beazley PLC	6,798,572	37,146
Big Yellow Group PLC	2,445,391	32,618
BP PLC	28,103,836	101,778
Compass Group PLC	2,418,507	33,257
Cranswick PLC	499,222	23,395
Dechra Pharmaceuticals PLC	999,454	37,365
Diageo PLC	1,698,108	62,135
HomeServe PLC	2,729,985	47,457
John David Group PLC	5,548,736	43,987
JTC PLC (c)	4,472,237	28,685
Keywords Studios PLC	1,509,239	37,576
Lloyds Banking Group PLC	68,971,048	23,499
London Stock Exchange Group PLC	890,505	98,364
M&G PLC	32,191,056	67,674
Ocado Group PLC (b)	1,904,994	51,194
Prudential PLC	5,827,985	83,286
Reckitt Benckiser Group PLC	644,063	64,580
Rotork PLC	5,353,457	19,593
Vistry Group PLC	1,742,231	14,014
Zegona Communications PLC (d)	18,882,177	28,671

TOTAL UNITED KINGDOM		1,173,827

United States of America - 1.6%
MasterCard, Inc. Class A	108,594	33,505
MercadoLibre, Inc. (b)	64,143	72,137
Visa, Inc. Class A	171,332	32,622

TOTAL UNITED STATES OF AMERICA		138,264

TOTAL COMMON STOCKS
(Cost $6,711,756)		8,612,583

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.2%
Hong Kong - 0.2%
Antengene Corp. Series C1 (e)(f)	5,188,762	14,663
Nonconvertible Preferred Stocks - 0.7%
Germany - 0.7%
Volkswagen AG	455,717	67,101
TOTAL PREFERRED STOCKS
(Cost $95,638)		81,764

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.14% (g)	173,087,482	173,139
Fidelity Securities Lending Cash Central Fund 0.13% (g)(h)	108,486,983	108,498
TOTAL MONEY MARKET FUNDS
(Cost $281,626)		281,637
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $7,089,020)		8,975,984
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(98,439)
NET ASSETS - 100%		$8,877,545

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $444,242,000 or 5.0% of net assets.

 (d) Affiliated company

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,663,000 or 0.2% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Antengene Corp. Series C1	7/11/20	$14,663

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,312
Fidelity Securities Lending Cash Central Fund	920
Total	$2,232

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Zegona Communications PLC	$--	$25,193	$20	$1,105	$--	$3,498	$28,671
Total	$--	$25,193	$20	$1,105	$--	$3,498	$28,671

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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